SCHEDULE OF REVENUE AND OTHER INCOME SEGMENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customer [Line Items]
Total Revenue	$ 1,256,872
Total Government Support Income	737,628	437,146
Total	1,236,650	391,408
UNITED KINGDOM
Revenue from External Customer [Line Items]
Total Revenue	1,061,191
Total Government Support Income	193,618
Total	475,430
AUSTRALIA
Revenue from External Customer [Line Items]
Total Revenue	6,491
Total Government Support Income	544,010	437,146
Total	761,220	391,408
Other Country [Member]
Revenue from External Customer [Line Items]
Total Revenue	189,190
Intelligent Finger printing Products [Member]
Revenue from External Customer [Line Items]
Total Revenue	1,256,872
Total Government Support Income	193,618
Intelligent Finger printing Products [Member] | UNITED KINGDOM
Revenue from External Customer [Line Items]
Total Revenue	1,061,191
Total Government Support Income	193,618
Intelligent Finger printing Products [Member] | AUSTRALIA
Revenue from External Customer [Line Items]
Total Revenue	6,491
Total Government Support Income
Intelligent Finger printing Products [Member] | Other Country [Member]
Revenue from External Customer [Line Items]
Total Revenue	189,190
Saliva Glucose Biosensor Platform [Member]
Revenue from External Customer [Line Items]
Total Revenue
Total Government Support Income	544,010	437,146
Saliva Glucose Biosensor Platform [Member] | UNITED KINGDOM
Revenue from External Customer [Line Items]
Total Revenue
Total Government Support Income
Saliva Glucose Biosensor Platform [Member] | AUSTRALIA
Revenue from External Customer [Line Items]
Total Revenue
Total Government Support Income	544,010	$ 437,146
Saliva Glucose Biosensor Platform [Member] | Other Country [Member]
Revenue from External Customer [Line Items]
Total Revenue